Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepaid expenses (1)	38,524	25,153
Receivables from third-party payment agencies	42,282	16,271
Inventory	8,875	14,153
Prepaid and input VAT	23,487	11,652
Deposits (2)	10,775	11,043
Interest receivables	2,930	6,861
Prepaid marketing expenses	34,980	4,829
Other receivables	10,525	3,678
Staff advances	416	1,569
Others	3,555	3,063
Total	176,349	98,272

(1)
Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
(2)
Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.